28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 9) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity held by non-controlling , beginning	R$ 1,360	R$ 4
Net profit attributed to non-controlling shareholders	1	42	R$ 1
Capital Increase to non-controlling shareholders	10
Non-controlling interests arising from business combination		1,315
Others		(1)
Proposed dividends to non-controlling shareholders	(1)
Derecognition of the non-controlling interests in Light (Note 34)	(1,366)
Equity held by non-controlling, ending	4	1,360	4
GASMIG [Member]
Equity held by non-controlling , beginning	4	4
Net profit attributed to non-controlling shareholders	1	1
Others		(1)
Proposed dividends to non-controlling shareholders	(1)
Equity held by non-controlling, ending	4	4	R$ 4
Light SA [member]
Equity held by non-controlling , beginning	1,277
Net profit attributed to non-controlling shareholders		41
Non-controlling interests arising from business combination		1,236
Derecognition of the non-controlling interests in Light (Note 34)	(1,277)
Equity held by non-controlling, ending		1,277
Lightger [Member]
Equity held by non-controlling , beginning	22
Non-controlling interests arising from business combination		22
Derecognition of the non-controlling interests in Light (Note 34)	(22)
Equity held by non-controlling, ending		22
Guanhaes [Member]
Equity held by non-controlling , beginning	50
Capital Increase to non-controlling shareholders	10
Non-controlling interests arising from business combination		50
Derecognition of the non-controlling interests in Light (Note 34)	(60)
Equity held by non-controlling, ending		50
Axxion [Member]
Equity held by non-controlling , beginning	4
Non-controlling interests arising from business combination		4
Derecognition of the non-controlling interests in Light (Note 34)	(4)
Equity held by non-controlling, ending		4
UHE Itaocara [Member]
Equity held by non-controlling , beginning	3
Non-controlling interests arising from business combination		3
Derecognition of the non-controlling interests in Light (Note 34)	R$ (3)
Equity held by non-controlling, ending		R$ 3